Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	44 Months Ended	60 Months Ended	85 Months Ended	94 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
FCF US Quality ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FCF US Quality ETF NAV
Average Annual Return, Percent	16.29%			13.57%		14.42%
FCF International Quality ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FCF International Quality ETF NAV
Average Annual Return, Percent	9.00%			6.34%	5.19%
Donoghue Forlines Tactical High Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical High Yield ETF NAV
Average Annual Return, Percent	7.39%		(0.61%)
Donoghue Forlines Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Innovation ETF NAV
Average Annual Return, Percent	18.76%		8.51%
Donoghue Forlines Yield Enhanced Real Asset ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Yield Enhanced Real Asset ETF NAV
Average Annual Return, Percent	15.86%	15.37%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FCF US Quality ETF Market
Average Annual Return, Percent	16.48%			13.52%		14.43%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	21.07%			14.23%		14.11%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FCF International Quality ETF Market
Average Annual Return, Percent	8.78%			6.47%	5.21%
MSCI AC WORLD INDEX ex USA Net (USD)_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	9.75%			6.29%	5.38%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical High Yield ETF Market
Average Annual Return, Percent	7.46%		(0.58%)
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%		(2.20%)
FCF Tactical High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FCF Tactical High Yield Index
Average Annual Return, Percent	6.24%		(1.26%)
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Innovation ETF Market
Average Annual Return, Percent	18.95%		8.53%
S&P 500 TR_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.15%		13.40%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	26.94%		13.21%
FCF US Quality Innovation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FCF US Quality Innovation Index
Average Annual Return, Percent	19.07%		10.09%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Yield Enhanced Real Asset ETF Market
Average Annual Return, Percent	16.15%	15.35%
S&P 500 TR_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.15%	8.28%
S&P Real Assets Equity Index (Net TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Assets Equity Index (Net TR)
Average Annual Return, Percent	6.58%	0.88%
FCF Yield Enhanced Real Asset Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FCF Yield Enhanced Real Asset Index
Average Annual Return, Percent	15.44%	14.90%